Note 24 - Revenue, Net - Schedule of Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 101,360,657	$ 74,674,030	$ 64,694,991
Video IoT [member] | Hardware sales [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	0
Video IoT [member] | Software sales [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	15,361	87,306
Video IoT [member] | Service revenue [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	3,520,453	2,763,050	2,818,014
Security convergence [member] | Hardware sales [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	62,363
Security convergence [member] | Software sales [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	0	0	0
Security convergence [member] | Service revenue [member]
Statement Line Items [Line Items]
Revenue from contracts with customers	$ 97,840,204	$ 71,895,619	$ 61,727,308